Apr. 29, 2016

GREAT-WEST FUNDS, INC.

Great-West Federated Bond Fund

Institutional Class Ticker: MXIUX

Initial Class Ticker: MXFDX

(the “Fund”)

Supplement dated March 24, 2017 to the Prospectus and Summary Prospectus for the

Fund, each dated April 29, 2016, and the Statement of Additional Information

for Great-West Funds, Inc., dated April 29, 2016

Federated Investment Management Company (“Federated”) currently serves as sub-adviser to the Fund. At an in-person meeting held on February 23, 2017, the Board of Directors of Great-West Funds, Inc. approved the addition of Wellington Management Company LLP (“Wellington”) as an additional sub-adviser to the Fund effective April 10, 2017 (the “Effective Date”). Accordingly, on the Effective Date the Fund’s name will change as reflected below in the Prospectus, Summary Prospectus and Statement of Additional Information:

Old Name	New Name
Great-West Federated Bond Fund	Great-West Core Bond Fund

On the Effective Date, the following changes are made to the Prospectus, Summary Prospectus, and Statement of Additional Information (“SAI”), as applicable:

In the section entitled “Principal Investment Strategies” on page 1 of the Prospectus and Summary Prospectus, the entire section is hereby deleted in its entirety and replaced with the following:

“The Fund will, under normal circumstances, invest 80% of its assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund will, under normal circumstances, invest primarily in a diversified portfolio of investment grade fixed income securities at the time of purchase, including mortgage-backed securities, to be announced (TBA)/when issued (WI) securities, corporate fixed income securities and U.S. government obligations. The Fund may also purchase interests in bank loans. A portion of the Fund may also be invested in foreign investment grade fixed income securities and domestic or foreign below investment-grade securities. Domestic below investment grade fixed income securities include both convertible and high yield corporate fixed income securities. Foreign governments or corporations in either emerging or developed market countries issue foreign below investment grade and foreign investment grade fixed income securities. The foreign fixed income securities in which the Fund may invest may be denominated in either foreign currency or in U.S. Dollars. If a security is downgraded below any minimum quality grade discussed above, the portfolio managers will re-evaluate the security, but will not be required to sell it. The Fund may use exchange traded and over-the-counter (OTC) derivative contracts, including but not limited to, interest rate futures, index futures, securities futures, currency futures, deliverable and non-deliverable bond and currency forward contracts; credit default swaps and credit default swap indices; currency, interest rate, inflation, and total return swaps and forward rate agreements; and currency, bond and swap options to implement elements of its investment strategy. There can be no assurance that the Fund’s use of derivative contracts will work as intended.

When selecting investments for the Fund, a Sub-Adviser (defined below) may invest in securities directly or in other registered investment companies, including, for example, funds advised by a Sub-Adviser or its affiliates.

The Fund may allocate relatively more of its holdings to a sector that the portfolio managers expect to offer the best balance between total return and risk. The Fund will provide the appreciation component of total return by selecting those securities whose prices will, in the opinion of the portfolio managers, benefit from anticipated changes in economic and market conditions. The portfolio managers may lengthen or shorten duration from time to time based on their interest rate outlook; however, the Fund has no set duration parameters.

The Fund’s investment portfolio is managed by two sub-advisers: Federated Investment Management Company (“Federated”) and Wellington Management Company LLP (“Wellington”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”). GWCM maintains a strategic asset allocation of the Fund’s assets with each Sub-Adviser. Both Federated and Wellington seek to provide long-term total returns in excess of the U.S. bond market as represented by the Bloomberg Barclays U.S. Aggregate Bond Index with equivalent or lower levels of risk.”

In the section entitled “Principal Investment Risks” on page 2 of the Prospectus and Summary Prospectus, the following risks are added:

Multi-Manager Risk - Each Sub-Adviser makes investment decisions independently. It is possible that the security selection process of the Sub-Advisers may not complement one another and the Fund may have buy and sell transactions in the same security on the same day. The Sub-Advisers selected may underperform the market generally or other sub-advisers that could have been selected.

To Be Announced (“TBA”) and When-Issued Transaction Risk - TBA and when-issued securities involve the risk that the security the Fund buys will lose value prior to its delivery. There is also risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.